Document and Entity Information Document and Entity Information	Feb. 06, 2025
Document Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity File Number	001-01136
Entity Tax Identification Number	22-0790350
Entity Registrant Name	BRISTOL-MYERS SQUIBB COMPANY
Document Period End Date	Feb. 06, 2025
Amendment Flag	false
City Area Code	609
Local Phone Number	252-4621
Entity Address, Postal Zip Code	08543
Entity Address, Address Line One	Route 206 & Province Line Road
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Central Index Key	0000014272
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Address, Address Line One	Route 206 & Province Line Road
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08543
City Area Code	609
Local Phone Number	252-4621
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000014272
Amendment Flag	false
Common Stock $0.10 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	BMY
Security Exchange Name	NYSE
1.000% Notes due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2025
Trading Symbol	BMY25
Security Exchange Name	NYSE
1.750% Notes due 2035 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2035
Trading Symbol	BMY35
Security Exchange Name	NYSE
Celgene Contingent Value Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Celgene Contingent Value Rights
Trading Symbol	CELG RT
Security Exchange Name	NYSE